Other Financial Liabilities - Summary of Unsecured Liabilities by Currency and Maturity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 441,946	$ 271,173
Non-current, Maturity	2,626,127	2,726,159
Secured And Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	922,721	180,184
Secured And Unsecured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	67,805	492
Less than 90 Days [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	264,812	53,483
Less than 90 Days [Member] | Secured And Unsecured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	16,266	492
More than 90 Days [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	177,134	217,690
More than 90 Days [Member] | Secured And Unsecured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	51,539
Year 2 | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	202,402	334,762
Year 2 | Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	154,273
Year 3 | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	439,090	168,133
Year 3 | Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	180,705	180,184
Year 4 | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	350,183	428,550
Year 4 | Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	178,330
Year 5 | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	227,794	282,329
Year 5 | Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	255,098
More than five years | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,406,658	$ 1,512,385
More than five years | Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 154,315
Chile | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.30%	5.30%
Current, Maturity	$ 4,471	$ 4,405
Non-current, Maturity	$ 584,411	$ 582,676
Chile | Unidad de Fomento (funds code) | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.75%	5.75%
Current, Maturity	$ 6,197	$ 6,458
Non-current, Maturity	16,601	24,836
Chile | More than 90 Days [Member] | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,471	4,405
Chile | More than 90 Days [Member] | Unidad de Fomento (funds code) | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,197	6,458
Chile | Year 2 | Unidad de Fomento (funds code) | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,493	6,746
Chile | Year 3 | Unidad de Fomento (funds code) | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,866	7,134
Chile | Year 4 | Unidad de Fomento (funds code) | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,242	7,544
Chile | Year 5 | Unidad de Fomento (funds code) | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,412
Chile | More than five years | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 584,411	$ 582,676
Peru | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.64%	6.59%
Current, Maturity	$ 8,865	$ 10,991
Non-current, Maturity	$ 19,996	$ 28,211
Peru | Peruvian sol [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.34%	6.29%
Current, Maturity	$ 70,057	$ 6,263
Non-current, Maturity	344,096	394,449
Peru | Less than 90 Days [Member] | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	8,865	10,991
Peru | Less than 90 Days [Member] | Peruvian sol [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	11,201	3,648
Peru | More than 90 Days [Member] | Peruvian sol [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	58,856	2,615
Peru | Year 2 | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,998	8,179
Peru | Year 2 | Peruvian sol [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	38,466	66,364
Peru | Year 3 | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		10,016
Peru | Year 3 | Peruvian sol [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	29,589	40,127
Peru | Year 4 | Peruvian sol [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,028	30,867
Peru | Year 5 | Peruvian sol [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	47,343	35,497
Peru | More than five years | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,998	10,016
Peru | More than five years | Peruvian sol [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 194,670	$ 221,594
Colombia | Brazilian Reals [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.91%	7.35%
Current, Maturity	$ 85,192	$ 44,411
Non-current, Maturity	301,408	149,663
Colombia | Less than 90 Days [Member] | Brazilian Reals [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	39,767	944
Colombia | More than 90 Days [Member] | Brazilian Reals [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	45,425	43,467
Colombia | Year 2 | Brazilian Reals [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	45,523
Colombia | Year 3 | Brazilian Reals [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	91,691
Colombia | Year 4 | Brazilian Reals [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	45,152	52,152
Colombia | Year 5 | Brazilian Reals [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,142	52,602
Colombia | More than five years | Brazilian Reals [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 87,900	$ 44,909
Brazil | Secured And Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.31%	6.18%
Non-current, Maturity	$ 922,721	$ 180,184
Brazil | Secured And Unsecured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 67,805	$ 492
Brazil | Colombian peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.44%	8.69%
Current, Maturity	$ 267,164	$ 198,645
Non-current, Maturity	1,359,615	1,546,324
Brazil | Less than 90 Days [Member] | Secured And Unsecured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	16,266	492
Brazil | Less than 90 Days [Member] | Colombian peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	204,979	37,900
Brazil | More than 90 Days [Member] | Secured And Unsecured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	51,539
Brazil | More than 90 Days [Member] | Colombian peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	62,185	160,745
Brazil | Year 2 | Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	154,273
Brazil | Year 2 | Colombian peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	101,922	253,473
Brazil | Year 3 | Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	180,705	180,184
Brazil | Year 3 | Colombian peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	310,944	110,856
Brazil | Year 4 | Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	178,330
Brazil | Year 4 | Colombian peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	267,761	337,987
Brazil | Year 5 | Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	255,098
Brazil | Year 5 | Colombian peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	149,309	190,818
Brazil | More than five years | Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	154,315
Brazil | More than five years | Colombian peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 529,679	$ 653,190